Derivative Financial Instruments	6 Months Ended
Jul. 31, 2019
Derivative Financial Instruments
Derivative Financial Instruments

10	Derivative Financial Instruments

	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s
Current liabilities
Forward exchange contracts	-	1,484

In order to mitigate exchange rate movements and to manage the inventory costing process, the Group entered into forward currency contracts to purchase US dollars in prior periods. As at 31 July 2019, there are no forward exchange contracts due to the uncertainty over timing of inventory purchases and related funding constraints.